FORM 13F
FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2011
Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Colony Capital Management, Inc.
Address: 3340 Peachtree Road NE
         Suite 1755
         Atlanta, GA  30326

13F File Number:  028-06590

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:     T. Marion Slaton
Title:    Principal
Phone:    404-365-5050
Signature, Place, and Date of Signing:

    T. Marion Slaton     Atlanta, Georgia      August 17, 2011


Report Type (Check only one.):

[ X]        13F HOLDINGS REPORT.

[  ]        13F NOTICE.

[  ]        13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:



I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

                       FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:            0

Form 13F Information Table Entry Total:       65

Form 13F Information Table Value Total:       $41064



List of Other Included Managers:

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AFLAC Inc                      COM              001055102      553    11838 SH       SOLE                             11838
AT&T Corp                      COM              00206R102      979    31181 SH       SOLE                             31181
Abbott Laboratories            COM              002824100      545    10359 SH       SOLE                             10359
Accenture PLC                  COM              g1150g111      563     9310 SH       SOLE                              9310
Activision Blizzard, Inc.      COM              00507v109      174    14870 SH       SOLE                             14870
Amazon.Com Inc                 COM              023135106      505     2470 SH       SOLE                              2470
American Electric Power Co Inc COM              025537101      331     8780 SH       SOLE                              8780
Amgen Inc                      COM              031162100      234     4015 SH       SOLE                              4015
Amphenol Corp-CL A             COM              032095101     1366    25295 SH       SOLE                             25295
Apache Corp                    COM              037411105      524     4245 SH       SOLE                              4245
Apple Inc                      COM              037833100     1274     3795 SH       SOLE                              3795
Arch Capital Group             COM              G0450A105      290     9090 SH       SOLE                              9090
BB&T Corporation               COM              054937107      215     8000 SH       SOLE                              8000
Bristol Myers Squibb Co        COM              110122108      378    13045 SH       SOLE                             13045
CVS/Caremark Corp              COM              126650100      546    14537 SH       SOLE                             14537
Caterpillar Inc                COM              149123101      340     3190 SH       SOLE                              3190
Chevron Corp                   COM              166764100     1810    17605 SH       SOLE                             17605
Cimarex Energy Co              COM              171798101      305     3390 SH       SOLE                              3390
Coach Inc                      COM              189754104     1194    18675 SH       SOLE                             18675
Coca Cola Co                   COM              191216100     1196    17768 SH       SOLE                             17768
Colgate Palmolive Co           COM              194162103      289     3309 SH       SOLE                              3309
Costco Wholesale Corp          COM              22160K105      374     4600 SH       SOLE                              4600
Danaher Corp                   COM              235851102      754    14220 SH       SOLE                             14220
Dell Inc                       COM              24702R101      728    43700 SH       SOLE                             43700
Disney, Walt Co                COM              254687106      285     7310 SH       SOLE                              7310
Dow Chemical Co                COM              260543103      270     7500 SH       SOLE                              7500
Exxon Mobil Corp               COM              30231G102     2417    29699 SH       SOLE                             29699
Freeport McMoran Copper & Gold COM              35671D857      378     7150 SH       SOLE                              7150
General Electric Co            COM              369604103      360    19114 SH       SOLE                             19114
Gilead Sciences Inc.           COM              375558103      505    12205 SH       SOLE                             12205
Goldman Sachs Group Inc        COM              38141g104      376     2825 SH       SOLE                              2825
Google                         COM              38259P508      306      605 SH       SOLE                               605
Home Depot Inc                 COM              437076102      996    27492 SH       SOLE                             27492
Illinois Tool Works Inc        COM              452308109     1031    18259 SH       SOLE                             18259
International Business Machine COM              459200101      940     5478 SH       SOLE                              5478
JPMorgan Chase & Co            COM              46625H100      270     6605 SH       SOLE                              6605
Johnson & Johnson              COM              478160104     1819    27349 SH       SOLE                             27349
Kellogg Co                     COM              487836108      330     5960 SH       SOLE                              5960
McDonalds Corp                 COM              580135101      317     3754 SH       SOLE                              3754
McKesson HBOC Inc              COM              58155Q103      234     2800 SH       SOLE                              2800
Medtronic Inc                  COM              585055106      644    16710 SH       SOLE                             16710
Microsoft Corp                 COM              594918104     1701    65405 SH       SOLE                             65405
Nike Inc Cl B                  COM              654106103      456     5070 SH       SOLE                              5070
Nordstrom Inc                  COM              655664100      238     5075 SH       SOLE                              5075
Northern Trust Corp.           COM              665859104      366     7970 SH       SOLE                              7970
Omnicom Group                  COM              681919106      453     9410 SH       SOLE                              9410
Oracle Corp                    COM              68389X105      353    10740 SH       SOLE                             10740
Pfizer Inc                     COM              717081103      253    12301 SH       SOLE                             12301
Praxair Inc                    COM              74005P104      464     4285 SH       SOLE                              4285
Procter & Gamble Co            COM              742718109     1411    22190 SH       SOLE                             22190
Reliance Steel                 COM              759509102      499    10060 SH       SOLE                             10060
Schlumberger Ltd               COM              806857108      433     5014 SH       SOLE                              5014
Southern Co                    COM              842587107      596    14748 SH       SOLE                             14748
St Jude Medical Inc            COM              790849103      421     8825 SH       SOLE                              8825
Stryker Corp                   COM              863667101      310     5280 SH       SOLE                              5280
U.S. Bancorp                   COM              902973304      233     9130 SH       SOLE                              9130
United Technologies Corp       COM              913017109     1854    20943 SH       SOLE                             20943
UnitedHealth Group Inc         COM              91324p102      217     4200 SH       SOLE                              4200
Verizon Communications         COM              92343v104      381    10240 SH       SOLE                             10240
Wal-Mart Stores Inc            COM              931142103     1239    23325 SH       SOLE                             23325
Walgreen Co                    COM              931422109      592    13950 SH       SOLE                             13950
Wellpoint                      COM              94973V107      473     6000 SH       SOLE                              6000
Wells Fargo Company            COM              949746101      349    12430 SH       SOLE                             12430
Western Digital Corp           COM              958102105      618    16995 SH       SOLE                             16995
Fundamental Investors, Inc., C                  360802821      208 5367.542000SH     SOLE                        5367.542000